Financial Instruments Fair value of the commodity risk management assets and liabilities by classification level (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign exchange gain (loss)	$ (15)	$ (15)	$ (1)
Gains recognized in other comprehensive income	(53)	(57)	(138)
Gains (losses) on cash flow hedges, before tax	77	(9)	136
Other
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic		(2)
Commodity risk management
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic		679
Recurring fair value measurement | Level I
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	(3)	3
Recurring fair value measurement | Level II
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	9	(19)
Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	686	695	771
Market price changes	(76)	(132)
Foreign exchange gain (loss)	(32)	72
Transfers into Level 3 of fair value hierarchy, assets	0	(4)
Recurring fair value measurement | Level III | Other
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	4	(2)
Non-recurring fair value measurement [member] | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Gains recognized in other comprehensive income	46	60
Gains (losses) on cash flow hedges, before tax	78	90
Unrealized gains included in earnings before income taxes relating to met assets held	2	(42)
Fair value hedges [member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	678	689	719
Market price changes	(57)	(90)
Foreign exchange gain (loss)	(31)	67
Transfers into Level 3 of fair value hierarchy, assets	0	0
Fair value hedges [member] | Non-recurring fair value measurement [member] | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Gains recognized in other comprehensive income	46	60
Gains (losses) on cash flow hedges, before tax	57	90
Unrealized gains included in earnings before income taxes relating to met assets held	0	0
Non-Hedges | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	8	6	$ 52
Market price changes	(19)	(42)
Foreign exchange gain (loss)	(1)	5
Transfers into Level 3 of fair value hierarchy, assets	0	(4)
Non-Hedges | Non-recurring fair value measurement [member] | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Gains recognized in other comprehensive income	0	0
Gains (losses) on cash flow hedges, before tax	21	0
Unrealized gains included in earnings before income taxes relating to met assets held	2	(42)
Derivative Instruments, Existing Contracts [Member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	85	(16)
Derivative Instruments, Existing Contracts [Member] | Fair value hedges [member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	77	(7)
Derivative Instruments, Existing Contracts [Member] | Non-Hedges | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	8	(9)
Derivative Instruments, New Contracts [Member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	14	4
Derivative Instruments, New Contracts [Member] | Fair value hedges [member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	0	0
Derivative Instruments, New Contracts [Member] | Non-Hedges | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	$ 14	$ 4